OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

7     OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	December 31,
	2022	2023
	RMB	RMB
Other non-current assets:
Rent and property management deposits	24,445	22,683
Prepayment for equipment and leasehold improvement	2,425	2,831
Others	7,525	3,239
Total other non-current assets	34,395	28,753